DEBT SECURITIES IN ISSUE (Details Textual) $ in Millions, $ in Millions				1 Months Ended	12 Months Ended
		Sep. 12, 2017 USD ($)	Sep. 04, 2012 USD ($)	Jul. 26, 2010 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)		Jul. 18, 2018 COP ($)	Jul. 18, 2018 USD ($)	Oct. 18, 2017 USD ($)
Disclosure of debt securities in issue [Line Items]
Borrowings, maturity					30	30
Proceeds from issue of bonds, notes and debentures	[1]				$ 1,150,485		$ 3,013,426		$ 3,039,485
Fee and commission expense					$ 1,213,056		$ 1,075,115	[2]	$ 968,970	[3]
Ordinary bonds [Member]
Disclosure of debt securities in issue [Line Items]
Bonds issued											$ 300,000
Banistmo bonds [Member]
Disclosure of debt securities in issue [Line Items]
Bonds issued												$ 500,000
Borrowings, maturity		2022
Proportion of issue price		99.778%
Rate of return		3.73%
Borrowings, interest rate		3.65%
Notional amount		$ 519,842
Subordinated note three [Member]
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate													4.875%
Notes and debentures issued													$ 750,000
Subordinated note two [Member]
Disclosure of debt securities in issue [Line Items]
Proceeds from issue of bonds, notes and debentures			$ 321,152
Subordinated note one [Member]
Disclosure of debt securities in issue [Line Items]
Proceeds from issue of bonds, notes and debentures				$ 360,912
Subordinated notes [Member]
Disclosure of debt securities in issue [Line Items]
Fee and commission expense						$ 4,303
Finance costs						$ 11,233

[1]	The issuance costs paid by Bancolombia S.A. amounted to USD 15,535. For further information see Note 17. Debt instruments in issue.
[2]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[3]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2016 disclosed in the Bank’s annual report in 2016 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.